Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.20 par value per share Common Shares
Amount Registered | shares	14,800,000
Proposed Maximum Offering Price per Unit | shares	17.17
Maximum Aggregate Offering Price | $	$ 254,116,000
Fee Rate	0.01476%
Amount of Registration Fee | $	$ 37,507.53
Offering Note

(1)
Amount to be registered consists of 14,800,000 shares (the “New Shares”) of Invesco Ltd. (the “Company”) issuable under the Amended and Restated Invesco Ltd. 2016 Global Equity Incentive Plan (the “Plan”). The New Shares are in addition to the Common Shares previously registered for issuance under the Plan pursuant to the Company’s (i) Registration Statement on Form
S-8
(File
No. 333-257122),
filed with the Securities and Exchange Commission (the “SEC”) on June 15, 2021, (ii) Registration Statement on Form
S-8
(File
No. 333-231453),
filed with the SEC on May 14, 2019, and (iii) Registration Statement on
Form S-8 (File No. 333-212037), filed
with the SEC on June 15, 2016.

(2)
Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Shares as reported on the NYSE on July 29, 2024.

(3)
Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.